SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gain (Loss) on Sale of Derivatives	$ 419	$ 120	$ 95
Cumulative Basis For Measurement Of Tax Benefits	50.00%
Convertible Notes Payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	670,732
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	2,053,817
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	823,990	411,002	426,002
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	180,822	479,166	1,033,333